Going Concern	6 Months Ended
Jun. 30, 2025
Going Concern [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the Company’s unaudited condensed consolidated financial statements for the six months ended June 30, 2025, the Company’s revenue increased by approximately $0.3 million, or 37%, from approximately $0.8 million for the six months ended June 30, 2024 to approximately $1.0 million for the six months ended June 30, 2025; its gross profit from continuing operations decreased by approximately $0.1 million, or 44%, from approximately $0.3 million for the six months ended June 30, 2024 to approximately $0.2 million for the six months ended June 30, 2025. Operating expenses increased from approximately $0.9 million for the six months ended June 30, 2024 to approximately $1.6 million for the six months ended June 30, 2025. As a result, for the six months ended June 30, 2025 and 2024, the Company reported a net loss of approximately $1.4 million and $0.7 million, respectively. As of June 30, 2025, the Company had a working deficit of approximately $2.7 million.

As of June 30, 2025, the Company had cash of approximately $2.5 million. In addition, the Company had outstanding accounts receivable of approximately $0.3 million. As of June 30, 2025, the Company had approximately $0.2 million short-term bank loans.

The Company is working to improve its liquidity and capital source mainly through cash flow from its operations, renewal of bank borrowings, and borrowing from related parties. In order to fully implement its business plan and sustain operations, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on above reasons, there is substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the issuance of these unaudited condensed consolidated financial statements.